Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Total revenue	$ 2,257	$ 2,217	$ 6,833	$ 7,024	$ 9,154	$ 8,184
Cost of revenue:
Total cost of revenue	902	910	2,843	2,981	3,892	3,861
Gross profit	1,355	1,307	3,990	4,043	5,262	4,323
Operating expenses:
Research and development	908	998	2,766	2,958	4,035	5,917
Sales and marketing	2,143	1,702	6,169	6,069	7,812	14,915
General and administrative	2,048	2,723	7,902	9,733	12,267	14,629
Total operating expenses	5,099	5,423	16,837	18,760	24,114	35,461
Loss from operations	(3,744)	(4,116)	(12,847)	(14,717)	(18,852)	(31,138)
Other income (expense), net:
Change in fair value of warrant liabilities	174	(1,201)	1,314	(233)	629	1,704
Interest (expense) income, net	(5)	12	(20)	46	48	17
Forgiveness of DECD loan				1,000	1,000
Other expense, net	28	599	(153)	303	485	(468)
Total other income (expense), net	197	(590)	1,141	1,116	2,162	1,253
Net loss	$ (3,547)	$ (4,706)	$ (11,706)	$ (13,601)	$ (16,690)	$ (29,885)
Net loss per share - basic	$ (0.23)	$ (0.48)	$ (0.88)	$ (1.54)	$ (1.81)	$ (3.85)
Net loss per share - diluted	$ (0.23)	$ (0.48)	$ (0.88)	$ (1.54)	$ (1.81)	$ (3.85)
Basic weighted average common shares used to compute net loss per common share	15,405,672	9,776,436	13,269,646	8,838,342	9,233,306	7,769,109
Diluted weighted average common shares used to compute net loss per common share	15,405,672	9,776,436	13,269,646	8,838,342	9,233,306	7,769,109
Product [Member]
Revenue:
Total revenue	$ 2,257	$ 2,217	$ 6,833	$ 7,023	$ 9,153	$ 7,970
Cost of revenue:
Total cost of revenue	902	910	2,843	2,981	3,892	3,694
Genetics [Member]
Revenue:
Total revenue				$ 1	1	214
Cost of revenue:
Total cost of revenue						$ 167